Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Staples Portfolio
March 31, 2023
VCSP-NPRT1-0523
1.856925.115
Common Stocks - 99.5%
	Shares	Value ($)
Beverages - 36.5%
Brewers - 3.2%
Boston Beer Co., Inc. Class A (a)(b)	27,750	9,121,425
Distillers & Vintners - 5.5%
Brown-Forman Corp. Class B (non-vtg.)	5,700	366,339
Constellation Brands, Inc. Class A (sub. vtg.)	56,316	12,721,221
Diageo PLC	62,824	2,803,815
		15,891,375
Soft Drinks - 27.8%
Celsius Holdings, Inc. (a)	2,500	232,350
Keurig Dr. Pepper, Inc.	370,273	13,063,231
Monster Beverage Corp.	212,178	11,459,734
PepsiCo, Inc.	62,602	11,412,345
Primo Water Corp.	79,100	1,214,185
The Coca-Cola Co.	675,238	41,885,013
The Vita Coco Co., Inc. (a)	1,500	29,430
		79,296,288
TOTAL BEVERAGES		104,309,088
Broadline Retail - 0.8%
Broadline Retail - 0.8%
Amazon.com, Inc. (a)	22,900	2,365,341
Food & Staples Retailing - 11.9%
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	9,900	342,342
Food Distributors - 3.0%
Performance Food Group Co. (a)	25,800	1,556,772
Sysco Corp.	50,444	3,895,790
U.S. Foods Holding Corp. (a)	79,142	2,923,505
United Natural Foods, Inc. (a)	3,200	84,320
		8,460,387
Food Retail - 1.3%
Albertsons Companies, Inc.	114,400	2,377,232
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,500	125,694
Grocery Outlet Holding Corp. (a)	12,850	363,141
Kroger Co.	17,700	873,849
		3,739,916
Hypermarkets & Super Centers - 7.5%
Costco Wholesale Corp.	4,800	2,384,976
Target Corp.	3,400	563,142
Walmart, Inc.	126,009	18,580,027
		21,528,145
TOTAL FOOD & STAPLES RETAILING		34,070,790
Food Products - 16.0%
Agricultural Products - 2.9%
Archer Daniels Midland Co.	20,500	1,633,030
Bunge Ltd.	47,607	4,547,421
Darling Ingredients, Inc. (a)	31,222	1,823,365
Ingredion, Inc.	2,600	264,498
		8,268,314
Packaged Foods & Meats - 13.1%
Conagra Brands, Inc.	63,959	2,402,300
Freshpet, Inc. (a)(b)	47,200	3,124,168
Laird Superfood, Inc. (a)(b)	36,040	29,203
McCormick & Co., Inc. (non-vtg.)	16,500	1,372,965
Mondelez International, Inc.	243,761	16,995,017
Nomad Foods Ltd. (a)(b)	332,441	6,229,944
Pilgrim's Pride Corp. (a)	7,900	183,122
The Hain Celestial Group, Inc. (a)	21,400	367,010
The Kraft Heinz Co.	4,900	189,483
The Real Good Food Co., Inc. (a)	10,417	43,960
The Simply Good Foods Co. (a)	19,700	783,469
TreeHouse Foods, Inc. (a)	49,016	2,471,877
Tyson Foods, Inc. Class A	54,134	3,211,229
		37,403,747
TOTAL FOOD PRODUCTS		45,672,061
Household Durables - 0.4%
Household Appliances - 0.3%
Helen of Troy Ltd. (a)	9,800	932,666
Housewares & Specialties - 0.1%
Newell Brands, Inc.	4,700	58,468
Tupperware Brands Corp. (a)	24,038	60,095
		118,563
TOTAL HOUSEHOLD DURABLES		1,051,229
Household Products - 22.6%
Household Products - 22.6%
Church & Dwight Co., Inc.	3,500	309,435
Colgate-Palmolive Co.	22,700	1,705,905
Energizer Holdings, Inc. (b)	176,656	6,129,963
Kimberly-Clark Corp.	40,767	5,471,747
Procter & Gamble Co.	291,975	43,413,763
Reynolds Consumer Products, Inc. (b)	89,906	2,472,415
Spectrum Brands Holdings, Inc.	44,911	2,974,006
The Clorox Co.	12,126	1,918,818
		64,396,052
Media - 0.2%
Advertising - 0.2%
Advantage Solutions, Inc. Class A (a)	360,600	569,748
Personal Products - 2.0%
Personal Products - 2.0%
BellRing Brands, Inc.	5,800	197,200
Edgewell Personal Care Co. (b)	4,400	186,648
Estee Lauder Companies, Inc. Class A	5,345	1,317,329
Herbalife Nutrition Ltd. (a)(b)	123,909	1,994,935
Olaplex Holdings, Inc. (a)(b)	498,800	2,129,876
		5,825,988
Tobacco - 9.1%
Tobacco - 9.1%
Altria Group, Inc.	313,404	13,984,086
Philip Morris International, Inc.	122,643	11,927,032
		25,911,118
TOTAL COMMON STOCKS (Cost $219,909,773)		284,171,415

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c)	126,418	126,444
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	3,133,930	3,134,243
TOTAL MONEY MARKET FUNDS (Cost $3,260,687)		3,260,687

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $223,170,460)	287,432,102
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(1,898,513)
NET ASSETS - 100.0%	285,533,589

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	7,309,323	4,406,904	11,589,783	19,620	-	-	126,444	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	8,368,228	31,089,137	36,323,122	2,545	-	-	3,134,243	0.0%
Total	15,677,551	35,496,041	47,912,905	22,165	-	-	3,260,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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